EXIT AND DISPOSAL ACTIVITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
EXIT AND DISPOSAL ACTIVITIES
EXIT AND DISPOSAL ACTIVITIES

NOTE 4—EXIT AND DISPOSAL ACTIVITIES

Due to a reduction in industry activity from 2014, the Company made the decision during the year ended December 31, 2016 to close 15 facilities and consolidate operations for the purpose of improving operating efficiencies. The Company recorded $1.9 million of charges related to exit and disposal activities and reclassified $0.2 million of deferred rent related to accrued lease obligations related to exited facilities during the three months ended March 31, 2017. The Company had a remaining balance of $20.4 million, inclusive of a short‑term balance of $3.1 million in accrued expenses and other current liabilities, as of March 31, 2017 related to accrued lease obligations and terminations at exited facilities within its Water Solutions segment. As of March 31, 2017, the Company has completed its exit from underperforming facilities but will continue to make non‑cancelable lease payments for related facilities through the year ended 2027. The Company’s abandonment of these facilities is not a part of a formalized exit plan.

		Provision during the	Usage during the
	Balance as of	three months ended	three months ended	Balance as of
	December 31, 2016	March 31, 2017	March 31, 2017	March 31, 2017
	(in thousands)
Lease obligations and terminations	$18,000	$1,863	$712	$19,151
Reclassification of deferred rent	1,069			1,254
Total	$19,069			$20,405

NOTE 4—EXIT AND DISPOSAL ACTIVITIES

Due to a reduction in industry activity from 2014, the Company made the decision to close 15 facilities and consolidate operations for the purpose of improving operating efficiencies. The Company recorded $19.4 million of charges related to exit and disposal activities and reclassified $1.1 million of deferred rent related to accrued lease obligations related to exited facilities. The Company had a remaining balance of $19.1 million, inclusive of a short‑term balance of $3.1 million in accrued expenses and other current liabilities, as of December 31, 2016 related to accrued lease obligations and terminations at exited facilities within its Water Solutions segment. As of December 31, 2016, the Company has completed its exit from underperforming facilities but will continue to make non‑cancelable lease payments for related facilities through the year ended 2027. The Company’s abandonment of these facilities is not a part of a formalized exit plan.

		Provision during
		the	Payments during
	Balance as of	year ended	the year ended	Balance as of
	December 31, 2015	December 31, 2016	December 31, 2016	December 31, 2016
	(in thousands)
Lease obligations and terminations	$—	$19,423	$1,423	$18,000
Reclassification of deferred rent	—			1,069
Total	$—			$19,069